Fair Value of Financial Liabilities - Schedule of Fair Value Measurements of Embedded Derivative Liabilities and Warrant Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Derivative liability, bifurcated put contained in convertible notes payable	$ 127,000
Warrant liability	85,260
Total liabilities	212,260
Level 3 [Member]
Liabilities:
Derivative liability, bifurcated put contained in convertible notes payable	127,000	$ 1,000
Warrant liability	85,260
Total liabilities	$ 212,260